--------------------------------------------------------------------------------
                         A R B I T R A G E    F U N D
                        A SERIES OF THE ARBITRAGE FUNDS
--------------------------------------------------------------------------------





                                                              SEMI-ANNUAL REPORT
                                                               NOVEMBER 30, 2001



                         A R B I T R A G E    F U N D
--------------------------------------------------------------------------------

Dear Shareholder;

The Arbitrage Fund returned 8.96% to investors during 2001, outperforming the major equity indices during the period. Our market neutral investment strategy, focused primarily on merger arbitrage, provided our investors with superior relative returns while avoiding most of the turmoil and volatility that plagued the general equity markets over the period.

Looking ahead, we expect that 2002 will continue to be a difficult year for the equity markets. The Fund will stick to its strategy of investing in announced merger and acquisition transactions. We believe that the overall level of merger activity will continue to be impacted by the difficult economic environment. However, as the pace of economic activity begins to improve throughout the coming year, we expect the overall level of merger activity to accelerate, due to both improving corporate earnings visibility and greater confidence on the part of business managers.

Preserving investor capital while providing positive absolute returns has been, and continues to be, our goal.

Thank you for your continued support.


Sincerely,



John S. Orrico, CFA
President


                                 ARBITRAGE FUND
--------------------------------------------------------------------------------
                         A series of The Arbitrage Funds

Statement of Assets and Liabilities                     Statement of Operations
November 30, 2001                                       For the Six Months Ended November 30, 2001
(Unaudited)                                             (Unaudited)

ASSETS:                                                INVESTMENT INCOME:
 Investments, at value                   $ 2,295,244    Dividend income                  $      3,920
         (cost $2,215,904)                              Interest income                         1,107
 Deposit at broker for short sales           809,331    Acquistion discount earned                406
 Receivable from investment sold             175,290    Other                                   4,699
 Receivable from written options              88,438                                     ------------
 Cash                                         44,639    Total Investment Income                10,132
 Receivable from Investment Adviser           15,200                                     ------------
 Receivable for securities sold short         12,270
 Dividends receivable                          2,047   EXPENSES:
 Interest receivable                             345    Investment Adviser fee                 15,544
 Other assets                                 31,568    Shareholder servicing
                                         -----------     and accounting costs                  25,772
 Total assets                              3,474,372    Administration Fee                     14,160
                                         -----------    Custody Fees                            9,724
                                                        Professional Fees                       5,882
                                                        Distribution Fee                        2,590
LIABILITIES:                                            Reports to shareholders                 1,437
 Payable for securities purchased            277,631    Federal and state registration          1,010
 Securities sold short                                  Other                                   3,282
   (proceeds $831,938)                       851,485                                     ------------
 Accrued expenses and other liabilites        42,224    Total expenses before
 Written Options - Closed                     17,304      reimbursement                       79,401
 Written Options                                        Less:  Reimbursement from
  (premium received $9,090)                   11,215      Investment Adviser                  (59,194)
                                         -----------                                     ------------
 Total Liabilities                         1,199,859    Net Expenses                           20,207
                                         -----------                                     ------------
                                                       NET INVESTMENT LOSS                    (10,075)
NET ASSETS                                 2,274,513                                     ------------
                                         ===========
NET ASSETS CONSIST OF:                                 REALIZED AND UNREALIZED
 Capital stock                           $ 2,328,320   GAIN (LOSS) ON INVESTMENTS:
 Undistributed net realized                             Net realized loss on investments     (158,169)
   loss on investments                       (98,393)   Change in unrealized appreciation/
 Undistributed net investment loss           (13,083)   (depreciation) on:
 Net unrealized appreciation /                            Investments                          62,412
  (depreciation) on:                                      Short positions                     (16,657)
   Investments                                79,341      Written options                      (2,025)
   Short position                            (19,547)   Net realized and unrealized gain
   Written options                            (2,125)     on investments                     (114,439)
                                         -----------                                     ------------
 Total Net Assets                        $ 2,274,513    NET DECREASE IN NET ASSETS
                                         ===========    RESULTING FROM OPERATIONS        $   (124,514)
 Shares outstanding (no par,                                                             ============
  unlimited shares authorized)               212,306

Net Asset Value, Redemption Price
      and Offering Price Per Share            $10.71
                                         ===========


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------
                             ARBITRAGE FUND
--------------------------------------------------------------------------------
                         A series of The Arbitrage Funds

Statement of Changes in Net Assets

                                                                September 17,(1)
                                                                    2001
                                         Six Months Ended         through
                                         November 30, 2001       May 31, 2001
                                         -----------------     -----------------
                                            (Unaudited)
OPERATIONS:
 Net investment (loss)                   $        (10,075)         $     (2,116)
 Net realized gain (loss) on                     (158,169)               60,107
 investments
 Change in unrealized appreciation/
       (depreciation) on:
   Investments                                     62,412                16,929
   Short positions                                (16,657)               (2,890)
   Written options                                 (2,025)                 (100)
                                         -----------------     -----------------

 Net increase (decrease) in net assets
   from operations                               (124,514)               71,930
                                         -----------------     -----------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                      841,005             1,559,457
   Shares issued to holders in
        reinvestment of dividends
                                                        -                 1,222
   Cost of shares redeemed                        (73,352)                  (13)
                                         -----------------     -----------------
   Net increase in net assets from
        capital share transactions                767,653             1,560,666
                                         -----------------     -----------------

DISTRIBUTION TO SHAREHOLDERS:
   From net investment income                           -                (1,222)
                                         -----------------     -----------------

TOTAL INCREASE IN NET ASSETS                      643,139             1,631,374

NET ASSETS:
 Beginning of period                            1,631,374                     -
                                         -----------------     -----------------
 End of period (including undistributed  $      2,274,513      $      1,631,374
   net investment income of $(98,393)    =================     =================
   and $30,546, respectively.)

CHANGES IN SHARES OUTSTANDING:
 Shares sold                                       79,284               139,820
 Shares issued to holders in
      reinvestment of dividends                         -                   127
 Shares redeemed                                   (6,924)                   (1)
                                         -----------------    -----------------
 Net increase                                      72,360               139,946
                                         =================     =================

(1)  Commencement of Operations.

                     See Notes to the Financial Statements.



                                 ARBITRAGE FUND
--------------------------------------------------------------------------------
                         A series of The Arbitrage Funds

Schedule of Investments
November 30, 2001 (Unaudited)

Number of                                                   Market
  Shares                                                    Value
-----------                                              -------------
        COMMON STOCKS - 92.9%
        Auto & Transportation - 2.8%
 3,000  Arnold Industries Inc.                           $      65,190
                                                         -------------


        Canada - 7.6%
 3,000  Canadian Junter Explor Ltd.*                           101,088
 5,000  Franco Nevada Mining Corp.                              73,233
                                                         -------------
                                                               174,321
                                                         -------------

        Consumer Staples - 2.7%
 3,000  Delta Apparel Inc.*                                     61,500
                                                         -------------


        E-Commerce/Service - 0.6%
 2,000   Hotjobs.com Ltd.*                                      14,100
                                                         -------------


        Electronic Componet / Semiconductors - 10.8%
 2,000  Conexant Systems, Inc. *                                29,780
 2,000  C-Mac Industries Inc.*                                  51,700
 2,000  Orion Power Holdings*                                   52,000
 3,000  PRI Automation Inc.*                                    56,130
 2,000  SCI Systems Inc.*                                       57,300
                                                         -------------
                                                               246,910
                                                         -------------

        Energy / Oil - 11.0%
 4,000  Aquila Inc.*                                            72,800
 1,000  Conoco Inc.                                             27,370
 2,500  Devx Energy Inc.*                                       18,200
 2,000  Mitchell Energy & Dev-Cl A                             100,960
 5,000  Petroleum GEO-Services-ADR* f                           33,550
                                                         -------------
                                                               252,880
                                                         -------------
                                                         -------------


        Financial - 7.7%
 2,600  Dime Bancorp Inc.                                       89,752
 2,500  Midamerica Bancorp.                                     80,750
   300  Promistar Financial Corp.                                7,020
                                                         -------------
                                                               177,522
                                                         -------------


        Health Care - 4.6%
 1,500  Rightchoice Managed Care*                              104,475
                                                         -------------

        Health Care - Pharmaceuticals - 1.2%
 6,000  Praecis Pharmaceuticals Inc.*                           27,480
                                                         -------------

        Health Care - Supplies / Wholesale - 7.1%
 2,000   Bard C.R. Inc.                                        126,160
20,000   Imatron Inc.*                                          36,800
                                                         -------------

                                                               162,960
                                                         -------------

        Materials & Processing - 5.0%
 3,000  Dal-Tile International Inc.*                            64,500
 7,000  Indigo N.V.*                                            50,400
                                                         -------------
                                                               114,900
                                                         -------------

             Multimedia - 4.1%
 5,800   Ackerley Group Inc.*                                   95,062
                                                         -------------


        Other / Conglomerate - 13.4%
 2,000  Dean Foods Company*                                     91,600
 3,000  Dial Corp.                                              52,530
 2,000  Ralston Purina Group                                    66,260
 2,000  Willamette Industries                                   96,500
                                                         -------------
                                                               306,890
                                                         -------------

                     See Notes to the Financial Statements.


                                 ARBITRAGE FUND
--------------------------------------------------------------------------------
                         A series of The Arbitrage Funds

                       Schedule of Investments (continued)
                          November 30, 2001 (Unaudited)


Number of                                                    Market
 Shares                                                      Value
--------                                                 -------------
        Technology - 0.9%
 5,000  Genomica Corp.*                                         21,600
                                                         -------------

        Telecommunication - Service - 13.4%
 2,200  Illuminet Holdings Inc.*                                76,471
20,000  Liberty Satellite & Tech - A*                           22,400
 2,000  Siebel Systems Inc.                                     44,953
 5,600  Telecorp PCS, Inc.*                                     70,112
 5,000  Tycom, Ltd.*                                            91,851
                                                         -------------
                                                              305,787
                                                         -------------

        Total common stocks (cost $2,052,236)               2,131,577
                                                         =============
Principal
 Amount
--------

         SHORT-TERM INVESTMENTS - 7.1%
         Variable Rate Demand Notes - 7.1%
 26,854  American Family Demand Note - 1.2%              $      26,854
131,640  Wisconsin Electric Demand Note - 5.7%                 131,640
  5,174  Wisc. Corp. Cent Cr. Union Demand Note - 0.2%           5,174
                                                         -------------
         Total variable rate demand notes (cost $163,668)      163,668
                                                         -------------

         Total investments - 100.0% (cost $2,215,904)    $   2,295,245
                                                         =============

      * Non-income producing security.



                     See Notes to the Financial Statements.

                                 ARBITRAGE FUND
--------------------------------------------------------------------------------
                         A series of The Arbitrage Funds

                          November 30, 2001 (Unaudited)


 Number
   of                                                       Market
 Shares                                                      Value
-------                                                  -------------
        SECURITIES SOLD SHORT

        E-Commerce / Services
   600  TMP Worldwide Inc.*                              $      24,774
                                                         -------------


        Electronic Componet / Semiconductors
 1,500  Brooks Automation Inc.*                                 55,125
 2,600  Sanmina-SCI Corp.*                                      55,640
 3,200  Solectron Corp.*                                        47,040
                                                         -------------
                                                              157,805
                                                         -------------
        Energy / Oil
 1,000  Devon Energy Corp.*                                     34,390
   800  Utilicorp United Inc.*                                  20,568
                                                         -------------
                                                               54,958
                                                         -------------
        Financial
 1,400  BB&T Corp.                                              47,810
   200  FNB Corp.                                               5,100
 2,000  Washington Mutual, Inc.                                 62,560
                                                         -------------
                                                              115,470
                                                         -------------

        Health Care
   300  Wellpoint Health Networks*                              35,370
                                                         -------------



        Manufactoring / Diversified
 3,363  Tyco International Ltd.                                197,744
                                                         -------------

        Other / Conglomerate
   800  Suiza Foods Corp   *                                    48,168
     5  Globalsantafe Corp.                                        121
                                                         -------------
                                                               48,289
                                                         -------------
        Technology
 2,000  Verisign Inc.*                                          74,720
                                                         -------------

        Telecommunication - Service
 3,500  AT&T Wireless Services*                                 48,895
 2,000  Clear Channel Communications*                           93,460
                                                         -------------
                                                              142,355
                                                         -------------

        Total Short position (cost $831,938)             $     851,485
                                                         =============

        PUT OPTIONS WRITTEN
        Contract (100 shares per contract)
    10  Mohawk Industries Inc.*                          $         375
        Expiration December 2001, Exercise Price $50.00
    10  Phillips Petroleum Company
        Expiration December 2001, Exercise Price $50.00          5,900
    20  Veritas DGC Inc.
        Expiration December 2001, Exercise Price $15.00          1,950
     3  Wellpoint Health Networks*
        Expiration December 2001, Exercise Price $115.00         1,440
     3  TMP Worldwide Inc.
        Expiration December 2001, Exercise Price $N.A.           1,550
                                                         -------------
        Total Call Options (cost $9,090)                 $      11,215
                                                         -------------

     * Non-income producing security.

                     See Notes to the Financial Statements.

                                 ARBITRAGE FUND
--------------------------------------------------------------------------------
                         A series of The Arbitrage Funds

Financial Highlights


                                                                 September 17,
                                                                    2000 (1)
                                         Six Months Ended           through
                                         November 30, 2001       May 31, 2001
                                         -----------------     -----------------
                                           (Unaudited)
Per Share Data:

Net asset value, beginning
   of period                                       $11.66                $10.00
                                         -----------------     -----------------

Income from investment operations:
 Net investment income / (loss)                     (0.04)                 0.22
 Net realized and unrealized
   gains / (loss) on investments                    (0.89)                 1.46
                                         ----------------      -----------------
 Total from investment operations                   (0.93)                 1.68
                                         -----------------     -----------------

Less distribution from net investment
   income                                           (0.02)                (0.02)
                                         -----------------     ----------------

 Net asset value, end of period                    $10.71                $11.66
                                         =================     =================
                                         =================     =================



Total return                                     -8.46%(2)             16.93%(2)


Supplemental data and ratios:
 Net assets, end of period                   $2,273,946            $1,631,374

 Ratios of expenses to average net assets
   Before expense reimbursement                   7.65%(3)             51.30% 3)
   After expense reimbursement                    1.95%(3)           1.95%(3)(4)

 Ratio of net investment income/(loss) to
 average net assets
   Before expense reimbursement                  6.64)%(3)           (50.05)%(3)
   After expense reimbursement                  (0.94)%(3)            (0.70)%(3)

 Portfolio turnover rate                     2, 228.84%(2)          2,951.50%(2)


(1)   Commencement of operations.
(2)   Not annualized.
(3)   Annualized.
(4)   This amount does not include dividends on short positions.
      The year ended May 31, 2001 rate including dividends on short positions would be 1.98%.
      The six months ended November 30, 2001 rate including dividends on short positions would be 2.00%.

                     See Notes to the Financial Statements.



ARBITRAGE FUND                                             POST     prepared by:
Financial Highlights                                                reviewed by:
11/30/01

--------------------------------------------------------------------------------
Calcuation of NII per Share:

   Beginning of period undist. NII balance               30,546               0
                                                  -------------
   Beginning of period shares o/s                       139,946

   End of period undist. NII balance                    (13,083)      -0.061621
                                                  -------------
   End of period shares o/s                             212,306

   Change in undistributed NII                                        -0.061621

   NII dividends pd. during the period                                 0.027200

   NII per share                                                      -0.034421
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Calculation of Net Realized and Unrealized Gains/Losses per Share:

   Ending NAV per share                                                   10.71

   Beginning NAV per share                                                11.66

   Change in NAV per share                                                -0.95

   CG dividends pd. during the period                                  0.000000

   Change in undistributed NII                                         0.061621

   Net Gain per share                                                 -0.888379
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ratio of Net Expenses to Average Net Assets:

   Waiver                                                                59,194

   Net Expenses After Waiver                                             20,207

   Average Net Assets                                                 2,069,227

   Number of Days in Period                                                 183

   After Waiver                                                            1.95%
   Before Waiver                                                           7.65%
   Difference                                                              5.71%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ratio of NII to Average Net Assets:

   Waiver                                                                59,194

   NII After Waiver                                                      (9,745)

   Average Net Assets                                                 2,069,227

   Number of Days in Period                                                 183

   After Waiver                                                           -0.95%
   Before Waiver                                                          -6.65%
   Difference                                                             -5.70%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Shares O/S Method:

    NII
                                                                         (9,745)
    Average Shares O/S                                             193,622.6249

    NII per share                                                     (0.050330)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 ARBITRAGE FUND

Notes to the Financial Statements
November 30, 2001 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Funds, (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund") a non-diversified series. The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage. The Fund commenced operations on September 17, 2000.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation - Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Price information, on listed stocks, is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes - A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c) Income and Expense - The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

d) Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.




                                 ARBITRAGE FUND
--------------------------------------------------------------------------------

Notes to the Financial Statements (Continued)
November 30, 2001 (Unaudited)

f) Repurchase Agreements - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

g) Short Positions - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

h) Written Option Accounting - The Fund writes (sells) covered call options to economically hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

i) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified to capital stock.






                                 ARBITRAGE FUND
--------------------------------------------------------------------------------

Notes to the Financial Statements (Continued)
November 30, 2001 (Unaudited)

2.   INVESTMENT TRANSACTIONS

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments, options and short positions by the Fund for the six months ended November 30, 2001, were as follows:


                                                    Purchase          Sales
U.S. Government.................................. $     974,391   $     974,391
Other.............................................$  38,008,772   $  36,257,289

At November 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

   Common Stock:
   Appreciation                                   $     140,418
   (Depreciation)                                       (82,749)
                                                  -------------
   Net appreciation on investments                $      57,669
                                                  =============


At November 30, 2001, the cost of investments for federal income tax purposes was $2,215,904.


3.   OPTION CONTRACTS WRITTEN

The premium amount and the number of option contracts written during the six months ended November 30, 2001, were as follows:

                                                   Number of          Premium
                                                   Contract            Amount
                                                  -------------   -------------
Options outstanding at beginning of period........            -   $           -
Options written...................................        6,424          39,040
Options closed....................................         (650)         (9,090)
Options exercised.................................         (774)        (10,085)
Options expired...................................         (400)         (8,650)
                                                  -------------   -------------
Options outstanding at November 30, 2001..........        4,600   $      11,215











                                 ARBITRAGE FUND
--------------------------------------------------------------------------------

Notes to the Financial Statements (Continued)
November 30, 2001 (Unaudited)

4.   AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Water Island Capital, LLC (the "Investment Adviser"). Pursuant to its Advisory Agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% as applied to the Fund's daily net assets.

Until August 31, 2002 the Adviser has agreed to waive its advisory fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.95% of the net assets of the Fund, computed on a daily basis. Accordingly, for the period June 1, 2001 to November 30, 2001, the Investment Adviser waived advisory fees and reimbursed the Fund for other expenses in the amount of $59,194. Until August 31, 2002, the Adviser has contractually agreed to continue to waive its management fee and/or reimburse the Funds other expenses to the extent necessary to ensure that the Fund's total annual operating expenses do not exceed 1.95% of its average daily net assets. The Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after August 31, 2002. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.95%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

Quasar Distributors, LLC. (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Trust to pay the Distributor a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectus for potential investors and the costs of other distribution and shareholder servicing expenses. During the six months ending November 30, 2001, the Fund incurred expenses of $2,590 pursuant to the 12b-1 Plan.

Firstar Bank N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Fund. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.